CONSOLIDATED STATEMENTS OF CAPITALIZATION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Capitalization, Long-term Debt [Line Items]
Common stock, par value $0.01 per share; authorized 450.0 shares; and outstanding 199.7 shares and 199.7 shares, respectively	$ 2.0	$ 2.0
Premium on common stock	1,112.8	1,103.8
Retained earnings	2,759.5	2,367.3
Accumulated other comprehensive loss, net of tax	(23.2)	(29.3)
Total stockholders' equity	3,851.1	3,443.8
Unamortized debt expense	(20.8)	(15.5)
Total long-term debt	2,999.4	2,630.5
Less: long-term debt due within one year	(249.8)	(224.7)
Total long-term debt (excluding debt due within one year)	2,749.6	2,405.8
Total capitalization (including long-term debt due within one year)	6,850.5	6,074.3
Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Unamortized discount	(9.9)	(9.3)
Senior Notes [Member] | Series Due November 24, 2017 [Member] | OGE Energy [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 0.0	100.0
Debt Instrument, Interest Rate, Stated Percentage	1.87%
Senior Notes [Member] | Series Due July 15, 2017 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 0.0	125.0
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Senior Notes [Member] | Series Due September 1, 2018 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 250.0	250.0
Debt Instrument, Interest Rate, Stated Percentage	6.35%
Senior Notes [Member] | Series Due January 15, 2019 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 250.0	250.0
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Senior Notes [Member] | Series Due July 15, 2027 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 125.0	125.0
Debt Instrument, Interest Rate, Stated Percentage	6.65%
Senior Notes [Member] | Series Due April 15, 2028 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 100.0	100.0
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Senior Notes [Member] | Series Due January 15, 2036 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 110.0	110.0
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Senior Notes [Member] | Series Due February 1, 2038 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 200.0	200.0
Debt Instrument, Interest Rate, Stated Percentage	6.45%
Senior Notes [Member] | Series Due June 1, 2040 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 250.0	250.0
Debt Instrument, Interest Rate, Stated Percentage	5.85%
Senior Notes [Member] | Series Due May 15, 2041 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 250.0	250.0
Debt Instrument, Interest Rate, Stated Percentage	5.25%
Senior Notes [Member] | Series Due May 1, 2043 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 250.0	250.0
Debt Instrument, Interest Rate, Stated Percentage	3.90%
Senior Notes [Member] | Series Due March 15, 2044 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 250.0	250.0
Debt Instrument, Interest Rate, Stated Percentage	4.55%
Senior Notes [Member] | Series Due December 15, 2044 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 250.0	250.0
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Senior Notes [Member] | Series due August 15, 2047 [Member] [Domain] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 300.0	0.0
Debt Instrument, Interest Rate, Stated Percentage	3.85%
Senior Notes [Member] | Series due April 1, 2047 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 300.0	0.0
Debt Instrument, Interest Rate, Stated Percentage	4.15%
Long-term Debt [Member] | Due August 31, 2062 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 9.7	9.9
Debt Instrument, Interest Rate, Stated Percentage	3.70%
Debentures Subject to Mandatory Redemption [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total long-term debt	$ 135.4
Debentures Subject to Mandatory Redemption [Member] | Garfield Industrial Authority Bond [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	47.0	47.0
Debentures Subject to Mandatory Redemption [Member] | Muskogee Industrial Authority Bond Due 2025 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	32.4	32.4
Debentures Subject to Mandatory Redemption [Member] | Muskogee Industrial Authority Bond Due 2027 [Member] | Og and E [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 56.0	$ 56.0